Note 27 - Financial Instruments - Effective Portion of Changes in Fair Value of Derivatives (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Fair value movement of derivative financial instruments		$ 7,283	$ 14,377
Reclassified to net earnings		(29,410)	2,906
(Loss) income included in OCI(1)	[1]	(4,802)	11,513
Discontinued operations [member]
Statement Line Items [Line Items]
Reclassified to net earnings		$ 17,325	$ (5,770)

[1]	Includes tax recovery of $1.8 million (December 31, 2020 - expense of $4.3 million).